Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Allowance for credit losses:
Individually evaluated for impairment		¥ 400,586	¥ 385,522
Collectively evaluated for impairment		276,062	258,298
Loans acquired with deteriorated credit quality	[1]	14,025	14,364
Total		690,673	658,184	¥ 634,609	¥ 764,124
Loans:
Individually evaluated for impairment		1,235,109	1,200,663
Collectively evaluated for impairment		113,890,852	115,641,969
Loans acquired with deteriorated credit quality	[1]	62,548	54,103
Total	[2]	115,188,509	116,896,735
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment		327,801	312,970
Collectively evaluated for impairment		61,397	63,366
Loans acquired with deteriorated credit quality	[1]	11,974	13,279
Total		401,172	389,615	374,353	491,098
Loans:
Individually evaluated for impairment		887,886	879,944
Collectively evaluated for impairment		83,067,468	86,065,091
Loans acquired with deteriorated credit quality	[1]	23,492	26,245
Total	[2]	83,978,846	86,971,280
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment		13,597	14,175
Collectively evaluated for impairment		22,159	23,413
Loans acquired with deteriorated credit quality	[1]	1,262	1,038
Total		37,018	38,626	39,663	42,546
Loans:
Individually evaluated for impairment		97,534	102,948
Collectively evaluated for impairment		13,410,428	13,617,802
Loans acquired with deteriorated credit quality	[1]	7,106	7,334
Total	[2]	13,515,068	13,728,084
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment		19,830	21,829
Collectively evaluated for impairment		15,175	10,708
Loans acquired with deteriorated credit quality	[1]	7	13
Total		35,012	32,550	32,618	32,119
Loans:
Individually evaluated for impairment		65,004	64,752
Collectively evaluated for impairment		500,362	510,440
Loans acquired with deteriorated credit quality	[1]	3,162	3,390
Total	[2]	568,528	578,582
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment		9,018	8,294
Collectively evaluated for impairment		46,420	44,282
Loans acquired with deteriorated credit quality	[1]	5	5
Total		55,443	52,581	47,453	53,765
Loans:
Individually evaluated for impairment		83,484	69,760
Collectively evaluated for impairment		9,430,980	9,527,264
Loans acquired with deteriorated credit quality	[1]	8,802	11,228
Total	[2]	9,523,266	9,608,252
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment		29,878	28,254
Collectively evaluated for impairment		118,251	116,529
Loans acquired with deteriorated credit quality	[1]	28	29
Total		148,157	144,812	¥ 140,522	¥ 144,596
Loans:
Individually evaluated for impairment		92,300	83,259
Collectively evaluated for impairment		6,398,308	5,921,372
Loans acquired with deteriorated credit quality	[1]	5,948	5,906
Total	[2]	6,496,556	6,010,537
Other [Member]
Allowance for credit losses:
Individually evaluated for impairment		462
Collectively evaluated for impairment		12,660
Loans acquired with deteriorated credit quality	[1]	749
Total		13,871
Loans:
Individually evaluated for impairment		8,901
Collectively evaluated for impairment		1,083,306
Loans acquired with deteriorated credit quality	[1]	14,038
Total	[2]	¥ 1,106,245

[1]	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.
[2]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.